Other Commitments and Contingencies, Concentrations and Factors that May Affect Future Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Customer Concentration Risk Two Largest Customers	Mar. 31, 2011 Customer Concentration Risk Two Largest Customers	Mar. 31, 2010 Customer Concentration Risk Two Largest Customers	Mar. 31, 2012 Customer Concentration Risk Largest Customer	Mar. 31, 2011 Customer Concentration Risk Largest Customer	Mar. 31, 2010 Customer Concentration Risk Largest Customer	Mar. 31, 2012 Credit Concentration Risk	Mar. 31, 2011 Credit Concentration Risk
Commitments and Contingencies Disclosure [Line Items]
Commitments for the purchase of property, plant and equipment and other assets	¥ 7,292
Guarantee of employees bank loans, amount	86
Guarantee of employees bank loans, maximum undiscounted amount of obligation to make future payments in the event of defaults	86
Guarantee of employees bank loans, current carrying amount	0
Concentration of risk percentage			22.00%	25.00%	31.00%	12.00%	13.00%	17.00%	23.00%	20.00%
Accounts receivable concentration of credit risk, amount	¥ 39,159	¥ 31,283